Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment Cost	$ 3,677	$ 3,668
Property and equipment Accumulated depreciation	3,428	3,307
Property and equipment Depreciated cost	249	361
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment Cost	2,072	2,072
Property and equipment Accumulated depreciation	2,065	2,052
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment Cost	534	525
Property and equipment Accumulated depreciation	450	410
Office furniture & equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment Cost	124	124
Property and equipment Accumulated depreciation	53	49
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment Cost	947	947
Property and equipment Accumulated depreciation	$ 860	$ 796